Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on Recurring Basis

The following tables present information about our financial assets measured at fair value on a recurring basis as of December 31, 2014 and 2013 based on the three-tier fair value hierarchy (in thousands):

	Fair Value Measurement at December 31, 2014
	Level 1	Level 2	Total
Description
Corporate bonds	$—	$40,345	$40,345
Money market funds	21,382	—	21,382
Asset-backed securities	—	5,080	5,080
Commercial paper	—	3,993	3,993
U.S. treasury securities	—	1,991	1,991

Total	$21,382	$51,409	$72,791

Included in cash and cash equivalents			$21,382

Included in marketable securities			$51,409

	Fair Value Measurement at December 31, 2013
	Level 1	Level 2	Total
Description
Corporate bonds	$—	$12,114	$12,114
Money market funds	10,836	—	10,836

Total	$10,836	$12,114	$22,950

Included in cash and cash equivalents			$10,836

Included in marketable securities			$12,114

Schedule of Marketable Securities Classified by Contractual Maturities

The following table classifies our marketable securities by contractual maturities as of December 31, 2014 and 2013 (in thousands):

	December 31, 2013	December 31, 2014
Due in one year	$9,889	$42,204
Additions	2,225	9,205

Allowance for doubtful accounts, ending balance	$12,114	$51,409